Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Summary of Diluted Earnings Per Share Explanatory (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Diluted earnings per share [abstract]
Profit attributable to owners of the Controlling Company	₩ 1,186,182,126,952	₩ (94,852,991,844)	₩ (2,829,705,069,665)
Adjustments: Interest expenses of convertible bond, net of income tax	11,382,390,353
Loss on fair value valuation of convertible bond, net of income tax	50,521,798,972
Diluted profit attributable to owners of the Controlling Company	₩ 1,248,086,316,277
Weighted-average number of common stocks outstanding, after adjustment	398,804,698
Diluted earnings per share	₩ 3,130